Convertible Notes	6 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES

Note 10 — CONVERTIBLE NOTES

On September 4, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”). Pursuant to the Purchase Agreement, the Investor agreed to purchase from the Company, and the Company agreed to issue and sell to the Investor, (i) securities in the form of one or more pre-paid purchases (each, a “Pre-Paid Purchase” and collectively, the “Pre-Paid Purchases”) in the aggregate purchase amount of up to $10,000,000 (the “Commitment Amount”), for the purchase of Class A ordinary shares, par value $0.0025 per share, of Company (the “Ordinary Shares”), upon the terms and subject to the limitations and conditions set forth in such Pre-Paid Purchase; (ii) 3,419 Class A Ordinary Shares as a commitment fee for the Pre-Paid Purchase facility set forth in the Purchase Agreement (the “Commitment Shares”); and (iii) 102,200 Class A Ordinary Shares to be used as pre-delivery shares (the “Pre-Delivery Shares”) on September 9, 2025 (the “Closing Date”). The Purchase Agreement provides for an initial Pre-Paid Purchase in the principal amount of $2,175,000, before deducting an original issue discount (the “OID”) of $160,000 and a transaction expense amount of $15,000 (the “Initial Pre-Paid Purchase”). The Company received net proceeds of $2,000,000 on September 10, 2025. The Commitment Shares and the Pre-Delivery Shares were issued to the investor on September 9, 2025. The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be eight percent (8%) of the amount set forth in the applicable Request (as defined in the Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the rate of six percent (6%) per annum. In addition, Investor also paid $255.50 to Company for the Pre-Delivery Shares. The initial Pre-Paid Purchase may be settled, at the Investor’s discretion, in Ordinary Shares valued at 82.5% of the lowest daily volume-weighted average price (VWAP) during the ten (10) trading days prior to each Purchase Notice Date (as defined in the Purchase Agreement). The Company may not issue shares that would cause the Investor to beneficially own more than 9.99% of the Company’s outstanding Ordinary Shares at any time. The Company accounted for the convertible debt as a single instrument in accordance with ASC 470-20, measured at its amortized cost on the consolidated balance sheets. In accordance with ASC470-20-25-20A, the fair value of the Pre-delivery shares (102,200 Class A ordinary share) shall be recorded as an issuance cost to the Convertible note (with the fair value of the Pre-Delivery Shares limited to the net proceeds from the issuance convertible note).

The Company issued 16,763 Class A Ordinary Shares to the Investor on December 2, 2025 in conversion of $275,000 convertible note balance.

The convertible note accounted for at amortized cost as of December 31, 2025 consisted of following:

As of December 31, 2025

Convertible note principal	$2,175,000
OID	(160,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,000,000)
Accrued interests for Convertible debt	392,605
Conversion	(275,000)
Total	$117,605